DEBT - Outstanding Debt Balance 2020 Loan Agreement (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less: Current portion, including debt discount	$ (3,632)	$ 0
Long-term debt, including debt discount and final payment fee	204,578	206,968
2020 Loan Agreement | Secured Debt
Debt Instrument [Line Items]
Term loan	218,000	218,000
Less: debt discount	(9,790)	(11,032)	$ (15,931)
Total debt	208,210	206,968	202,069
Less: Current portion, including debt discount	(3,632)	0
Long-term debt, including debt discount and final payment fee	204,578	206,968
2020 Term A | Secured Debt
Debt Instrument [Line Items]
Term loan	10,900	10,900	10,900
2020 Term B | Secured Debt
Debt Instrument [Line Items]
Term loan	21,800	21,800	21,800
2020 Term C | Secured Debt
Debt Instrument [Line Items]
Term loan	43,600	43,600	43,600
2020 Term D | Secured Debt
Debt Instrument [Line Items]
Term loan	43,600	43,600	43,600
2020 Term E | Secured Debt
Debt Instrument [Line Items]
Term loan	32,700	32,700	32,700
2020 Term F | Secured Debt
Debt Instrument [Line Items]
Term loan	32,700	32,700	32,700
2020 Term G | Secured Debt
Debt Instrument [Line Items]
Term loan	$ 32,700	$ 32,700	$ 32,700